Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005515 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005515 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005515 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005515 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005515 | Top10HoldingBerkshire HathawayBNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005515 | Top10HoldingDeereBNY-244199105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005515 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005515 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005515 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005515 | Top10HoldingWestinghouse Air Brake TechnologiesBNY-929740108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005515 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000005515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005515 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005515 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005515 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005516 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005516 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005516 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005516 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005516 | Top10HoldingBerkshire HathawayBNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005516 | Top10HoldingDeereBNY-244199105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005516 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005516 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005516 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005516 | Top10HoldingWestinghouse Air Brake TechnologiesBNY-929740108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005516 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000005516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000005516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005516 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005516 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005516 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159681 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159681 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159681 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159681 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159681 | Top10HoldingBerkshire HathawayBNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159681 | Top10HoldingDeereBNY-244199105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159681 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159681 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159681 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159681 | Top10HoldingWestinghouse Air Brake TechnologiesBNY-929740108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000159681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000159681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000159681 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000159681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159681 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159681 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159681 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159681 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219322 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219322 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219322 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219322 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219322 | Top10HoldingBerkshire HathawayBNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219322 | Top10HoldingDeereBNY-244199105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219322 | Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219322 | Top10HoldingJohnson & JohnsonBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219322 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219322 | Top10HoldingWestinghouse Air Brake TechnologiesBNY-929740108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000219322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000219322 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219322 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219322 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219322 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219322 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219322 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.50%